Schedule of Income Tax Expense Reconciliation (Details) (Parenthetical)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Percentage of tax reduction granted	100.00%
Reduction granted	$ 1,500	$ 3,000	$ 6,000